Loss Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about number of shares [text block]

	2021	2020	2019
As at December 31, after conversion and share split
Outstanding common shares at period-end	25,772,359	22,097,609	6,728,500
Weighted average number of common shares outstanding	23,792,693	18,097,988	6,728,500
Number of shares resulting of the exercise of outstanding warrants	1,993,000	1,007,500	1,143,500

Disclosure of detailed information about earnings per share [text block]

	For the period ended December 31
	2021	2020	2019
Loss of year attributable to common holders (in EUR)	(27,618,903)	(12,245,000)	(3,823,000)
Loss of year attributable to preferred holders (in EUR)	—	—	(4,631,000)
Loss of year attributable to equity holders (in EUR)	(27,618,903)	(12,245,000)	(8,454,000)
Weighted average number of common shares outstanding (in units)	23,792,693	18,097,988	6,728,500
Basic earnings per share in EUR (EUR/unit)	(1.161)	(0.677)	(0.568)
Diluted earnings per share in EUR (EUR/unit)	(1.161)	(0.677)	(0.568)